Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 415		$ (52)	$ 436
Other comprehensive income (loss), net of tax:
Net investment hedge, net of deferred taxes of $0, $(8) and $0	68		18	(203)
Changes in fair value cash flow hedges, net of deferred taxes $0, $0 and $0	(9)
Foreign currency translation adjustments	(27)		10	(19)
Net actuarial gain (loss), net of deferred taxes of $(10), $3 and $(2)	10		(51)	7
Reclassification adjustments, net of deferred taxes of $0:
Changes in fair value cash flow hedges	5	[1]
Foreign currency translation adjustments				(2)
Amortization of net actuarial gain (loss)				2
Total other comprehensive income (loss)	47		(23)	(215)
Total comprehensive income (loss)	462		(75)	221
Less: Comprehensive income (loss) attributable to non-controlling interests	67		63	46
Total comprehensive income (loss) attributable to stockholders	$ 395		$ (138)	$ 175

[1]	Included in Cost of revenue in the Consolidated Statements of Operations.